Oct. 31, 2024
Eaton Vance Global Sovereign Opportunities Fund

The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish investment exposures in both developed and emerging markets. Total return is defined as income plus capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in (i) securities denominated in foreign currencies; (ii) fixed income instruments issued by foreign entities or sovereign nations; and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations (the “80% Policy”).

The Fund normally invests at least 40% of its net assets in foreign investments. Foreign investments are those primarily traded outside the U.S. or issued by an issuer that is domiciled, or derives a significant portion of its revenue, outside the U.S.

The Fund’s investments may be significant in a geographic region. The Fund frequently has significant exposure to emerging markets investments. Emerging market countries include so-called frontier market countries, which generally are considered by the portfolio managers to be less developed countries that (i) are not included in the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (the “Index”); or (ii) represent 2% or less of the Index.

The Fund may invest in instruments rated below investment grade (rated below BBB by S&P or Fitch or Baa by Moody’s) or in unrated instruments considered to be of comparable quality by the investment adviser (often referred to as “junk” investments). The Fund may invest in investments of any duration.

The Fund’s investments may include foreign and domestic securities and other instruments, including sovereign debt (including U.S. Treasuries), mortgage-backed securities (“MBS”) and asset-backed securities, stripped securities, loans, bank instruments, municipal securities, corporate debt, other fixed-income securities and commodities-related investments. The Fund may invest up to 5% of net assets in equity securities.

The Fund invests in a wide variety of derivative instruments. The Fund expects to achieve certain exposures by purchasing and selling derivative instruments, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to seek to enhance total return; to hedge against fluctuations in securities prices, interest rates or currency exchange rates; to change the effective duration of its portfolio; to manage certain investment risks; and/or as a substitute for the purchase or sale of securities or currencies. The Fund may use derivatives to implement various systematic investment processes, including taking long and short interest rate positions across various emerging markets to seek to enhance total return.  The Fund also may engage in repurchase agreements and reverse repurchase agreements.  The Fund’s use of derivatives may be extensive and, except as required by applicable regulation, there is no stated limit on their use.

In managing the Fund, the investment adviser adjusts investments in an effort to take advantage of differences in countries, currencies, interest rates and credits based on its global macroeconomic and political analysis. The investment adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose. The investment adviser considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives, or other instruments) in determining the most efficient means for achieving desired exposures.  When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation.  When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.  These considerations may be taken into account alongside other fundamental research in the investment selection process.

The Fund invests substantially all of its assets in the Portfolio, a separate registered investment company. References to the Fund’s investments include investments held indirectly through the Portfolio in which the Fund invests.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from FTSE World Government Bond Index to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2024, the highest quarterly total return for Class A was 9.57% for the quarter ended ended December 31, 2023, and the lowest quarterly return was -8.12% for the quarter ended June 30, 2022.

These returns reflect the maximum current sales charge for to the Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.   Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  Effective August 12, 2025, the Fund revised its name, principal investment strategy to invest at least 80% of its net assets in (i) securities denominated in foreign currencies; (ii) fixed income instruments issued by foreign entities or sovereign nations; and/or (iii) derivative instruments denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations, changed its primary benchmark as discussed above and added a secondary benchmark, the J.P. Morgan Emerging Markets Index Plus.  Effective June 26, 2023, the Fund revised its name, principal investment strategy and adopted a policy of investing at least 80% of its net assets in U.S. and non-U.S. sovereign investments.  Investors cannot invest directly in an Index.

*The Blended Index consists of 80% FTSE World Government Bond Index and 20% JPMorgan GB-EM Global Diversified Index.  Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy.  The Index is used with permission.  The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval.  Copyright 2020, J.P. Morgan Chase & Co.  All rights reserved.

After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.